PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Benefit Obligations, Fair Value of Plan Assets, and Funded Status	The following table sets forth the plan’s benefit obligations, fair value of plan assets, and funded status at December 31, 2024 and 2023:

	December 31
(in US$ thousands)	2024	2023
Benefit obligation	$317	$339
Fair value of plan assets	488	473
Funded status (prepaid pension assets)	$(171)	$(134)
Accumulated Benefit Obligation	$254	$266
Amounts recognized in the balance sheet consist of:
Noncurrent liabilities (assets)	$(171)	$(134)
Accumulated other comprehensive income	—	—
Net amount recognized	$(171)	$(134)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$30	$(15)

Pension Cost

For the years ended December 31, 2024, 2023 and 2022, the net period pension cost consisted of the following:

	December 31
(in US$ thousands)	2024	2023	2022
Service cost	$—	$—	$—
Interest cost	5	6	2
Expected return on plan assets	(7)	(8)	(3)
Amortization of net loss	—	—	2
Curtailment gain	—	—	—
	$(2)	$(2)	$1

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations for 2024 and 2023 were as follows:

	December 31
	2024	2023
Discount rate	2.00%	1.625%
Rate of compensation increase	2.00%	2.00%

Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for end of fiscal year were as follows:

	2024	2023
Discount rate	1.625%	1.750%
Rate of return on plan assets	1.625%	1.750%
Rate of compensation increase	2.00%	2.00%